Equity	12 Months Ended
Mar. 31, 2026
Disclosure of Equity [Abstract]
Equity

18.    Equity

No of shares

	March 31, 2026	March 31, 2025
Issued as of April 01	434,102,399	183,332,460
Issued for cash	-	249,998,963
Exercise of share options	505,290	770,976
Issued as of March 31	434,607,689	434,102,399
Value (₹) (‘000)	4,359	4,354

In fiscal 2015, the authorized share capital of the Group was enhanced by an amount of ₹ 189. Subsequently the authorized share capital was increased to ₹ 2,040 divided into 204,000,000 Equity Shares, having a par value of ₹ 10 per share. Subsequently the authorized share capital was increased to 750,000,000 Equity Shares, having a par value ₹ 10 per share and 250,000,000 Preference Shares, having a par value ₹ 10 per share. The holders of ordinary shares are entitled to receive dividends from time to time and are entitled to vote at meetings of the Group. Equity shares carry voting rights proportionate to the paid-up value per share. In the event of liquidation of the Group, holders of the equity shares are entitled to be repaid the amounts credited as paid up on those equity shares. All surplus assets after settlement of liabilities as at the commencement of winding-up shall be paid to the holders of equity shares in proportion to their shareholdings. The above payment is subject to the rights of creditors, employees, taxes, if any, and any other sums as may be prescribed under the Companies Act, 2013. All shares rank equally with regard to Group’s residual assets. During FY 2025-2026, the Group has issued and allotted 505,290 Equity Shares represented by American Depositary Shares (ADS) having a face value of ₹10 each. Of the total equity shares, 104,808,339 shares are represented by American Depositary Shares (ADS).

The directors have not recommended any dividend for paid up Equity Share of ₹ 10 each for the year 2025-2026 (2024-25: ₹ Nil).

Also refer to note 39 – Issue of share on private basis to existing promoter group and Note 31 – Share-based payment

18A. Compulsorily Convertible debentures:

	March 31, 2026	March 31, 2025

Compulsorily convertible Debentures issued to Kotak Data Center Fund	3,406	3,406
	3,406	3,406

In the 2023-2024 fiscal year, Kotak Data Center Fund (KDCF) subscribed to 48,000,000 (Four crore and Eighty Lacs only) Series 4 Compulsorily Convertible Debentures (CCDs) with face value of INR 100 each amounting to ₹ 4,800 ("series 4 CCD").

In the 2023-2024 fiscal year, Kotak Data Center Fund (KDCF) subscribed to 12,000,000 (One crore and Twenty Lacs only) Series 5 Compulsorily Convertible Debentures (CCDs) with face value of INR 100 each amounting to ₹ 1,800 ("series 5 CCD").

Conversion ratio was fixed for Series 4 and Series 5 CCDs pursuant to the formula provided in the DSA dated July 20, 2023.

i) Sify Infinit Spaces Limited [SISL], a Subsidiary Company has executed a Waiver Cum Amendment Agreement (‘WCA’) dated September 25, 2025, with Sify Technologies Limited, KSSF and KDCF amending the Debenture Subscription Agreement (‘DSA’). This WCA becomes effective and binding on the Parties from the date of filing of the Draft Red Herring Prospectus (‘DRHP’) by SISL in relation to the proposed Initial Public Offering of its equity shares (‘Offer’) with SEBI and shall remain effective until such time WCA is terminated. As per the WCA, the Compulsory Convertible Debentures (‘CCDs’) held by KSSF and KDCF shall be fully, mandatorily, compulsorily and automatically convertible into equity shares upon earlier of:1. October 1, 2031, and March 31, 2033, for KSSF and KDCF respectively without any act or application by KSSF or KDCF;2. Prior to filing the updated DRHP with the Securities and Exchange Board of India ('SEBI') and the updated DRHP shall be filed within 10 business days from the conversion or such other extended time as may be mutually agreed;3. At any time as may be required by KSSF or KDCF.

Pursuant to SISL filing DRHP on October 16, 2025 with SEBI, BSE Limited and National Stock exchange of India Limited in connection with the Offer and in compliance with the SEBI (ICDR) Regulations, 2018, which prescribes that an Issuer shall not be eligible to make an initial public offer if there are any outstanding convertible securities or any other right which would entitle any person with any option to receive equity shares of the issuer, on February 7, 2026, SISL have converted the outstanding CCDs held by KSSF and KDCF into equity shares.

ii) The WCA shall stand automatically terminated upon the earlier of the following dates: 1. Twelve months from the date of receipt of final observations from SEBI;2. Exit Long Stop Date as defined in the DSA; 3. the date on which the Board decides not to undertake the IPO or decides to withdraw the IPO or any offer document filed with any regulator/ authorities in respect of the IPO;4. the date on which the offer agreement executed between the Company, KDCF or KSSF and the BRLMs, is terminated; 5. this WCA being terminated by the mutual written agreement of all Parties, including if the listing of the Equity Shares pursuant to the IPO is not completed by then, subject to a withdrawal of the DRHP upon such termination In case of termination of WCA, the provisions of the DSA (as existing prior to the execution of  WCA) shall 1.immediately and automatically stand reinstated with full force and effect without any further action or deed required on the part of any Party; and 2.be deemed to have been in force during the period between the date of execution of this WCA and the date of termination of this WCA, without any break or interruption whatsoever.

iii) The Company has presented the equity shares issued upon conversion as a compound financial instrument [Other Equity – ₹ 3,406 and Other non-current liability and Other non-current financial liability – ₹ 6,063 totalling to ₹ 9,469] until the Termination of DSA.

iv) Further, non-controlling interest which will arise upon Termination of DSA are disclosed as below: -

Details	Sub total	Total
Pre-conversion share of share capital and other equity	1,200	1,200
Share capital on conversion	698	9,469
Other equity on conversion	8,771
Post-conversion share of profits	(11)	(11)
Total	10,658	10,658

Share based payment reserve

Share based payment reserve represents the stock compensation expense recognized in the statement of changes in equity.

Share Premium

Share Premium used to record the premium on issue of shares.

Accumulated deficit

Accumulated deficit represent the amount of accumulated loss of the Group.

Other components of equity:

a) Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

b) Fair value reserve

The fair value reserve comprises the cumulative net change in the fair value of investments classified as at FVTOCI until the investments are derecognized or impaired.

c) Remeasurements of the net defined benefit liability/asset

Remeasurements of the net defined benefit liability/asset represent the cumulative actuarial gain / loss on account of Change in demographic assumptions, change in financial assumption and experience variance and remeasurement in return on plan assets, excluding amounts recognized in net interest expense/ income.

d) During the year 2022-23, Sify Technologies Limited (Company) has acquired Patel Auto Engineering Company (India) Private Limited (“PAECIPL”) with its registered office in Rabale, Navi Mumbai through Share Purchase agreement dated March 22, 2023 for a consideration of ₹ 525.00 paid to Shareholders of PAECIPL. The Company has also given an Intercorporate Deposit of ₹ 85.00 to PAECIPL. PAECIPL have only the Land allocated by MIDC on their books as on the date of Acquisition. Scheme of Amalgamation of PAECIPL with SISL is filed with Hon'ble NCLT on Feb 09, 2024. Scheme of amalgamation is approved by the Hon'ble NCLT on January 09, 2025 effective April 01, 2023. SISL has issued 17.08546 equity shares for every 1 equity share held by the shareholders of PAECIPL. The net effect of merger is adjusted in retained earnings.

Particulars	Rs. (in million)
Carrying amount of net assets acquired	425
Consideration paid	513
decrease in equity adjusted in retained earnings	(88)

e) During the FY 2020-21, Print House (India) Pvt Ltd had issued 9% Cumulative Non-Convertible Redeemable Preference Shares to Raju Vegesna Infotech & Industries Pvt Ltd.,(RVIPL) on private placement basis. The Preference share capital are redeemable at par value at maturity, i.e. 20 years from the date of allotment. The terms of the Preference Shares are changed to 6% Non-Cumulative compulsorily convertible preference shares during the year 2023-24. During the year 2024-25, these shares were transferred from RVIPL to Sify Technologies Limited. The acquisition of these shares at increased value has been adjusted in retained earnings.

Particulars	Rs. (in million)
Carrying amount of Investments acquired	500
Consideration paid	731
decrease in equity adjusted in retained earnings	(231)